Accounts Payable and Accrued Liabilities (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Accounts Payable and Accrued Liabilities, Current [Abstract]
Salaries and incentives	$ 137.6	$ 163.7
Accrued benefits and payroll taxes	53.9	58.9
Trade accounts payable	186.8	147.0
Accrued claims and claims payable	20.8	26.8
Accrued interest payable	21.8	40.9
Taxes other than income tax	47.5	45.4
Capco acquisition related liabilities	61.1	69.4
Other accrued liabilities	200.8	215.9
Total accounts payable and accrued liabilities	$ 730.3	$ 768.0